Revenues and other income - Additional information (Details) € / shares in Units, $ in Millions																											1 Months Ended		12 Months Ended
	Jun. 01, 2026 USD ($)	Jan. 01, 2026 USD ($)	Jun. 01, 2025 USD ($)	Nov. 18, 2024 EUR (€)	Nov. 18, 2024 USD ($)	Oct. 14, 2024 EUR (€) € / shares	Oct. 14, 2024 USD ($) € / shares	Oct. 11, 2024 USD ($)	Dec. 29, 2023 EUR (€)	Dec. 29, 2023 USD ($)	Dec. 13, 2023 EUR (€)	Dec. 12, 2023 EUR (€) $ / €	Dec. 12, 2023 USD ($) $ / €	Sep. 26, 2023 ¥ / shares	Sep. 26, 2023 € / shares	Sep. 20, 2023 EUR (€) ¥ / shares	Sep. 20, 2023 EUR (€) € / shares	Jul. 19, 2023 EUR (€)	Jul. 19, 2023 USD ($)	May 22, 2023 EUR (€) $ / €	May 22, 2023 USD ($) $ / €	Nov. 04, 2022 EUR (€)	Nov. 04, 2022 USD ($)	Sep. 28, 2022 EUR (€) $ / €	Sep. 28, 2022 USD ($) $ / €	Sep. 22, 2022 USD ($) item	Jan. 31, 2027 USD ($)	Nov. 30, 2023 EUR (€)	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €	Oct. 18, 2023 EUR (€)	Oct. 18, 2023 USD ($)	Oct. 11, 2023 EUR (€)	Oct. 11, 2023 USD ($)	Sep. 20, 2023 USD ($)
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue | €																													€ 9,198,000	€ 17,477,000	€ 12,179,000
Longterm contract liabilities | €																													107,000	€ 70,000	€ 55,000
Research tax credits | €																													€ 4,900,000
Exchange rate | $ / €																													1.0389	1.105	1.0666
Licensing and collaboration agreement with CTTQ
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue | €																													€ 9,200,000		€ 12,100,000
Upfront payment receivable																										$ 12.0
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones																							$ 40.0			$ 40.0
Number of successive targets | item																										6
Maximum additional amount receivable upon the achievement of certain commercial milestones																							250.0			$ 250.0
Maximum potential Regulatory and Commercial Milestone payments receivable																										$ 290.0
Amount invoiced to counterparty						€ 9,600,000	$ 10.5					€ 2,900,000	$ 3.2							€ 1,900,000	$ 2.1			€ 12,800,000	$ 12.6
Amount invoiced to counterparty for milestone payment						9,200,000	10.0					€ 2,800,000	3.0							1,800,000	2.0			12,100,000	12.0
Amount invoiced to counterparty for additional payment						€ 500,000	$ 0.5				€ 100,000		$ 0.2							€ 100,000	$ 0.1			€ 600,000	$ 0.6
Amount received on licensing arrangements				€ 9,500,000	$ 9.5				€ 2,600,000	$ 2.8								€ 1,700,000	$ 1.9			€ 11,500,000	11.4
Amount received attributable to withholding taxes				€ 1,000,000	$ 1.0				€ 300,000	$ 0.3								€ 200,000	$ 0.2			€ 1,300,000	$ 1.3
Longterm contract liabilities | €																													100,000
Milestone payments received								$ 10.0
Exchange rate						1.092	1.092					1.08	1.08							1.082	1.082			1.009	1.009
Number of development, regulatory and new milestone payments in contract																										7
Number of credit notes to be issued by counterparty in contract																										4
Transaction price allocated to remaining performance obligations | €																													25,900,000
Licensing and collaboration agreement with CTTQ | Forecast
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Credit note A issued payment			$ 2.0
Credit note B issued payment		$ 1.5
Credit note C issued payment	$ 1.5
Credit note D issued payment																											$ 5.0
Licensing and collaboration agreement with CTTQ | Upfront payment
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue | €																															€ 12,000,000
Upfront payment receivable																										$ 12.0
Licensing and collaboration agreement with CTTQ | Royalties on commercial sales
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue | €																													0
Licensing agreement with Hepalys
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Revenue | €																												€ 12,700,000	€ 0
Upfront payment receivable																																€ 9,500,000	$ 10.0			$ 10.0
Number of development and regulatory milestones																4	4
Maximum additional amount receivable upon the achievement of certain development and regulatory milestones																																				37.5
Number of successive targets																5	5
Maximum additional amount receivable upon the achievement of certain commercial milestones																																				193.6
Maximum potential Regulatory and Commercial Milestone payments receivable																																				231.0
Number of performance obligations in contract																													1
Licensing agreement with Hepalys | Hepalys Pharma, Inc
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Upfront payment receivable																€ 9,300,000	€ 9,300,000																			$ 10.0
Catalys Option Agreement | Hepalys Pharma, Inc
Ifrs Collaborative Arrangement And Arrangement Other Than Collaborative [Line items]
Option to acquire shares in company, percentage														30.00%	30.00%	30.00%	30.00%																			30.00%
Purchase of interests in investments accounted for using equity method, price per share | (per share)														¥ 300	€ 1.9	€ 300	€ 1.9
Fair value of option to acquire shares in associate																€ 3,400,000	€ 3,400,000																	€ 3,400,000	$ 3.6	$ 3.6